Stock-Based Compensation Plans (Tables)	12 Months Ended
Aug. 27, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Schedule of Annual Incentive Compensation [Table Text Block]
The following table shows the amount accrued each fiscal year for stock-based compensation under the annual incentive plan. The Human Resources Committee of the Board of Directors approved the awards of restricted stock to the officers on the dates shown.

	August 27, 2016	August 29, 2015	August 30, 2014
Annual incentive accrual (in thousands)	$1,467	$454	$2,600
Date of award	10/11/2016	10/13/2015	10/14/2014
Stock-based portion of annual incentive accrual (in thousands)	$489	$157	$866
Restricted shares awarded	17,532	7,914	40,495
Shares repurchased for payroll taxes	(8,412)	(3,511)	(20,638)
Restricted shares issued	9,120	4,403	19,857

Schedule of Long-Term Incentive Plans [Table Text Block]
The following table shows the amount accrued each fiscal year for stock-based compensation as a result of ROE targets being met. The Human Resources Committee of the Board of Directors approved the awards of restricted stock to the officers on the dates shown. We repurchase shares from employees who elect to pay their payroll tax via delivery of shares of common stock as opposed to cash.

	August 27, 2016	August 29, 2015	August 30, 2014
LTIP accrual (in thousands)	$318	$360	$540
LTIP plan year	2014-2016	2013-2015	2012-2014
Date of award	10/11/2016	10/13/2015	10/14/2014
Restricted shares awarded	11,419	18,156	25,529
Shares repurchased for payroll taxes	(5,539)	(8,529)	(13,011)
Restricted shares issued	5,880	9,627	12,518

Schedule of Compensation Cost for Share-based Payment Arrangements, Allocation of Share-based Compensation Costs by Plan [Table Text Block]
Total stock-based compensation expense for the past three fiscal years consisted of the following components:

	Year Ended
(In thousands)	August 27, 2016	August 29, 2015	August 30, 2014
Share awards:
Performance-based annual plan employee award expense	$489	$157	$866
Performance-based LTIP employee award expense	318	360	540
Time-based employee award expense	1,583	2,060	1,472
Time-based directors award expense	743	412	410
Directors stock unit expense	149	108	98
Stock options	11	—	—
Total stock-based compensation	$3,293	$3,097	$3,386

Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
A summary of stock option activity for Fiscal 2016, 2015 and 2014 is as follows:

	Year Ended
	August 27, 2016			August 29, 2015			August 30, 2014
	Shares	Price per Share	Wtd. Avg. Exercise Price/Share	Shares	Price per Share	Wtd. Avg. Exercise Price/Share	Shares	Price per Share	Wtd. Avg. Exercise Price/Share
Outstanding at beginning of year	167,394	$26 - $34	$28.30	457,421	$26 - $36	$30.38	664,994	$26 - $36	$29.83
Options granted	10,000	$16 - $17	16.67	—	—	—	—	—	—
Options exercised	—	—	—	—	—	—	(77,833)	$26 - $27	26.72
Options cancelled	(167,394)	$26 - $34	28.30	(290,027)	$26 - $36	31.58	(129,740)	$26 - $35	29.75
Outstanding at end of year	10,000	$16 - $17	$16.67	167,394	$26 - $34	$28.30	457,421	$26 - $36	$30.38
Exercisable at end of year	—	$—	$—	167,394	$26 - $34	$28.30	457,421	$26 - $36	$30.38
Vested and expected to vest at end of year	10,000	$16 - $17	$16.67	167,394	$26 - $34	$28.30	457,421	$26 - $36	$30.38

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
The fair value of each option grant is estimated on the date of grant using the Black-Scholes option-pricing model with the following assumptions:

Valuation Assumptions(1)	Fiscal 2016
Expected dividend yield	2.40%
Risk-free interest rate (2)	1.49%
Expected life (in years) (3)	5
Expected volatility (4)	43.52%
Weighted average fair value of options granted	$5.31
(1) Forfeitures are estimated based on historical experience.
(2) Risk-free interest rate is based on Treasury Securities constant maturity interest rate whose term is consistent with the expected life of our stock options.
(3) Expected life of stock options is based on historical experience.
(4) Expected stock price volatility is based on historical experience over a term consistent with the expected life of our stock options.

Schedule of Share-based Compensation, Stock Options, Other Values [Table Text Block]
Other values related to options are as follows:

(In thousands)	Fiscal 2016	Fiscal 2015	Fiscal 2014
Aggregate intrinsic value of options exercised (1)	$—	$—	$173
Net cash proceeds from the exercise of stock options	—	—	2,080
Actual income tax benefit realized from stock option exercises	—	—	63

(1)	The amount by which the closing price of our stock on the date of exercise exceeded the exercise price.

Schedule of Nonvested Share Activity [Table Text Block]
A summary of share award activity for Fiscal 2016, 2015 and 2014 is as follows:

	Year Ended
	August 27, 2016		August 29, 2015		August 30, 2014
	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value	Shares	Weighted Average Grant Date Fair Value
Beginning of year	163,420	$20.83	198,523	$18.98	190,962	$12.46
Granted	240,270	19.72	165,624	21.70	138,345	27.44
Vested	(110,283)	19.44	(198,693)	19.71	(129,817)	18.82
Canceled	(9,526)	20.28	(2,034)	20.58	(967)	18.44
End of year	283,881	$20.45	163,420	$20.83	198,523	$18.98